Share-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended				12 Months Ended
	Nov. 18, 2022	Jul. 11, 2021	Oct. 15, 2020	Aug. 31, 2022	Feb. 28, 2022	Jul. 31, 2021	Jul. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross								385,434	1,160,557	2,833,812
Share Based Compensation Arrangement By Share Based Payment Award Options Repurchases During Period										(389,486)
Payments for Repurchase of Equity										$ 2,435
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period									1,587,086
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period		10 years
Share-Based Payment Arrangement, Expense	$ 59							$ 8,887	$ 9,681	$ 0
IPO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Expense				$ 8,825
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares				4,529,383
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Expense							$ 62
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value					$ 7.48
Number of days for payment of consideration					45 days
APIC, share based payment arrangement, restricted stock unit, increase for cost recognition								1,061
Value of stock related to Restricted Stock Awards issued during the period								$ 1,578
Number of shares issued during the period related to Restricted Stock Awards								141,864
Restricted Stock [Member] | Accrued Expenses And Other Current Liabilities [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Workers compensation liability current								$ 517
Restricted Stock [Member] | IPO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value								$ 0.0015
Three Year [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued during the period related to Restricted Stock Awards								141,864
Employee Service Share Based Compensation Nonvested Awards Total Compensation Cost Not Yet Recognized Share								69,034
Share-Based Payment Arrangement, Employee [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period	10,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.05
Employees [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period					205,708
Non Employee [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period					5,190
2017 Share Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross										2,833,812
2017 Share Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Repurchases During Period			389,486
Share Price			$ 6.25
Payments for Repurchase of Equity			$ 2,435
2017 Share Incentive Plan [Member] | Six Months to Forty two Months [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross										1,661,635
2017 Share Incentive Plan [Member] | Share-Based Payment Arrangement, Non-employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross										114,258
2017 Share Incentive Plan [Member] | Share Based Payment Arrangement Directors And Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross										2,719,554
2017 Share Incentive Plan [Member] | Share-Based Payment Arrangement, Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross					385,434	1,160,557	26,678
2017 Share Incentive Plan [Member] | Directors And Key Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		1,587,086